FAIR VALUE (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1,	$ 231,200	$ 38,300	$ 38,300	$ 0
Included in debt discount			315,200	51,800
Change in fair value of derivative liability	16,400	(64,500)	(353,500)	(13,500)
Issuance of derivative liability	2,229,200	434,200
Reclassification of warrants to derivative liability	1,499,000	0	231,200	0
Balance - June 30,	2,476,800	408,000	231,200	38,300
Warranty Obligations [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1,		0	0	0
Included in debt discount				0
Change in fair value of derivative liability			0	0
Reclassification of warrants to derivative liability			231,200
Balance - June 30,			231,200	0
Embedded Conversion Feature [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 1,		38,300	38,300	0
Included in debt discount			315,200	51,800
Change in fair value of derivative liability			(353,500)	(13,500)
Reclassification of warrants to derivative liability			0
Balance - June 30,			$ 0	$ 38,300